SHARE BASED COMPENSATION - Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 20,208	$ 146,070	$ 36,575	$ 162,705
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	2,990	54,383	5,448	60,243
Selling and marketing
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	4,756	35,998	7,510	38,889
General and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 12,462	$ 55,689	$ 23,617	$ 63,573